DEBT (Details) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended	10 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	13 Months Ended	1 Months Ended
	Dec. 31, 2012 CNY	Mar. 31, 2012 Five-year bank credit facility CNY	Dec. 31, 2012 Five-year bank credit facility CNY	Dec. 31, 2013 Five-year bank credit facility CNY	Dec. 31, 2012 Five-year bank credit facility	Sep. 30, 2012 Three-year revolving bank credit facility CNY	Dec. 31, 2012 Three-year revolving bank credit facility CNY	Dec. 31, 2013 Three-year revolving bank credit facility CNY	Dec. 31, 2012 Thirty-month bank credit facility USD ($)	Dec. 31, 2013 Thirty-month bank credit facility	Dec. 31, 2013 Thirty-month bank credit facility USD ($)	Dec. 31, 2013 One-year entrusted loan CNY
Debt
Term of debt instrument		5 years				3 years			30 months			1 year
Line of credit facility maximum borrowing capacity		500,000				300,000		500,000	$ 10,000
Line of credit facility, letter of guarantee amount								700
Line of credit draw down amount	1,000		1,000	0
Line of credit draw down amount							0	104,540			200
Repayment of line of credit facility	1,000		1,000
Repayment of line of credit facility							0	104,540			200
Line of credit facility expired			100,000
Line of credit facility available for future borrowing				399,000				499,300
Line of credit facility weighted average interest rate (as a percent)					6.90%			6.00%		3.54%
Line of credit facility weighted average interest rate									twelve-month London Interbank Offered Rate
Percentage points added to the reference rate									2.70%
Short term debt maximum borrowing capacity												300,000
Interest rate (as a percent)												5.40%